(16) Subsequent Events	6 Months Ended
Jun. 30, 2020
Subsequent Events [Abstract]
(16) Subsequent Events

(16) SUBSEQUENT EVENTS

a) Convertible Notes

Subsequent to June 30, 2020, the Company entered into the following eight convertible notes:

NOTE 11: On July 3, 2020, the company entered into a two year loan agreement in the amount of $12,000 with a third party. The note bears interest at the rate of 5%. This note is convertible into 77,140 shares of the Company’s common stock.

NOTE 12: On July 8, 2020, the company entered into a two year loan agreement in the amount of $25,000 with a third party. The note bears interest at the rate of 5%. This note is convertible into 160,600 shares of the Company’s common stock.

NOTE 13: On July 16, 2020, the company entered into a two year loan agreement in the amount of $60,000 with a third party. The note bears interest at the rate of 5%. This note is convertible into 385,025 shares of the Company’s common stock.

NOTE 14: On July 16, 2020, the company entered into a two year loan agreement in the amount of $50,000 with a third party. The note bears interest at the rate of 5%. This note is convertible into 320,854 shares of the Company’s common stock.

NOTE 15: On August 14, 2020, the company entered into a two year loan agreement in the amount of $25,000 with a third party. The note bears interest at the rate of 5%. This note is convertible into 159,800 shares of the Company’s common stock.

NOTE 16: On September 15, 2020, the company entered into a two year loan agreement in the amount of $10,000 with a third party. The note bears interest at the rate of 5%. This note is convertible into 105,283 shares of the Company’s common stock.

NOTE 17: On September 15, 2020, the company entered into a two year loan agreement in the amount of $20,000 with a third party. The note bears interest at the rate of 5%. This note is convertible into 12,574 shares of the Company’s common stock.

NOTE 18: On September 22, 2020, the company entered into a two year loan agreement in the amount of $5,000 with a third party. The note bears interest at the rate of 5%. This note is convertible into 52,642 shares of the Company’s common stock.

b) Merger with Global Boatworks Holdings, Inc.

On September 4, 2020, we entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Global Boatworks Holdings, Inc., a Florida corporation. Upon completion of the merger, our shareholders will collectively own, as a group, on a fully diluted basis approximately 81% of the combined company. The Merger Agreement was consummated on September 23, 2020.